Financial instruments and risk management - Schedule of contractual cash flows (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure about contractual cash flows [line items]
Borrowings	$ (21,501)	$ (20,791)
Interest on borrowings	(291)	(274)
Lease capital repayments	(604)	(564)
Lease future interest payments	0	0
Trade and other financial liabilities	(5,619)	(6,025)
Non-derivative financial liabilities	(28,015)	(27,654)
Other derivative instruments (net)
Derivative instruments	(23)	168
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(2,885)	(2,142)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,873)	(4,437)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,222)	(3,620)
Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(9,521)	(10,592)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable
Payable
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(21,964)	(21,362)
Interest on borrowings	(4,489)	(4,304)
Lease capital repayments	(604)	(564)
Lease future interest payments	(115)	(131)
Trade and other financial liabilities	(5,818)	(6,131)
Non-derivative financial liabilities	(32,990)	(32,492)
Other derivative instruments (net)	(287)	(254)
Derivative instruments	(14)	362
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(2,902)	(2,152)
Interest on borrowings	(791)	(681)
Lease capital repayments	(95)	(94)
Lease future interest payments	(19)	(23)
Trade and other financial liabilities	(5,316)	(5,565)
Non-derivative financial liabilities	(9,123)	(8,515)
Other derivative instruments (net)	(39)	24
Derivative instruments	(37)	44
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,991)	(4,553)
Interest on borrowings	(1,043)	(945)
Lease capital repayments	(148)	(131)
Lease future interest payments	(30)	(35)
Trade and other financial liabilities	(280)	(291)
Non-derivative financial liabilities	(6,492)	(5,955)
Other derivative instruments (net)	(139)	(111)
Derivative instruments	(139)	(72)
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,259)	(3,754)
Interest on borrowings	(789)	(784)
Lease capital repayments	(95)	(86)
Lease future interest payments	(22)	(25)
Trade and other financial liabilities	(217)	(154)
Non-derivative financial liabilities	(5,382)	(4,803)
Other derivative instruments (net)	(76)	(99)
Derivative instruments	(130)	(60)
Undiscounted amount | Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(9,812)	(10,903)
Interest on borrowings	(1,866)	(1,894)
Lease capital repayments	(266)	(253)
Lease future interest payments	(44)	(48)
Trade and other financial liabilities	(5)	(121)
Non-derivative financial liabilities	(11,993)	(13,219)
Other derivative instruments (net)	(33)	(68)
Derivative instruments	292	450
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	5,592	1,963
Payable	(5,319)	(1,347)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	128	55
Payable	(126)	(35)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	549	109
Payable	(549)	(70)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	1,249	109
Payable	(1,303)	(70)
Undiscounted amount | Cross currency swaps (gross) | Due after five years
Disclosure about contractual cash flows [line items]
Receivable	3,666	1,690
Payable	$ (3,341)	$ (1,172)